BUSINESS COMBINATIONS - Disclosure of assets purchased and the liabilities assumed - Acquisition of Inepro Pay (Details) - USD ($) $ in Thousands			12 Months Ended
		Apr. 01, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows in respect of the acquisition, as presented in cash flows from investing activities
As reported in cash flows from investing activities for the acquisition			$ 39,886	$ 14,934	$ 18,329
Inepro Pay [Member]
Disclosure of detailed information about business combination [line items]
Cash		$ 2,705
Total consideration		2,705
Amounts recognized on the acquisition date:
Cash and cash equivalents		4
Trade receivables		633
Other receivables		82
Inventory		388
Customer relations		372
Technology		1,508
Trade payables		(499)
Other payables		(533)
Deferred tax liability		(320)
Total consideration		1,635
Goodwill	[1]	1,070
Total consideration		2,705
Cash flows in respect of the acquisition, as presented in cash flows from investing activities
Cash paid upon the acquisition of a subsidiary		2,705
Cash and cash equivalents consolidated for the first time		(4)
As reported in cash flows from investing activities for the acquisition		$ 2,701

[1]	The elements and factors that the Company paid above the fair value of the net identifiable assets recognized, represented as goodwill for Inepro's expressed by synergy of good reputation, and an especially talented workforce. Thus, the Goodwill resulted from the acquisition of Inepro represents the excess of the acquisition consideration on the acquisition date in fair value over the net identifiable assets acquired and liabilities assumed